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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. October 19 2001 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____101______
Form 13F Information Table Value Total: $_1,291______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COL. 6 COLUMN 7         COLUMN 8
-------------------------------       --------   --------  --------   ------------------   ------ --------  ----------------------
                                      TITLE OF               VALUE                           -      OTHER
NAME OF ISSUER                         CLASS      CUSIP    (x$1000)                        INVSTM MANAGERS
                                                                                             T
                                                                                           DSCRET
                                                                                             N
                                                                     SHARES/     SH/P PUT/                     VOTING AUTHORITY
                                                                     PRIN.AMT    RN   CALL
                                                                                                               SOLE    SHARE NONE
                                                                                                                         D
ABBOTT LABORATORIES                     COM      002824100    18,147     350,000 SH        SOLE                350,000
AFFYMETRIX INC.                         COM      00826T108     3,371     210,000 SH        SOLE                210,000
AMBAC FINANCIAL GROUP, INC.             COM      023139108    31,152     569,400 SH        SOLE                569,400
AMERICAN HOME PRODUCTS CORP.            COM      026609107    17,475     300,000 SH        SOLE                300,000
AMERICAN INT'L. GROUP INC.              COM      026874107    59,231     759,375 SH        SOLE                759,375
AMERICAN TOWER CORP 5% CV               DEB      029912AE2     7,100  10,000,000 PRIN      SOLE             10,000,000
ANNUITY AND LIFE RE HOLDINGS            COM      G03910109    16,975     500,000 SH        SOLE                500,000
APPLERA CORP.                           COM      038020103     5,124     210,000 SH        SOLE                210,000
BJ WHOLESALE CLUB                       COM      05548J106    15,711     330,000 SH        SOLE                330,000
BMC SOFTWARE INC.                       COM      055921100     3,937     310,000 SH        SOLE                310,000
BP PLC                                  ADRS     055622104    13,276     270,000 SH        SOLE                270,000
BANKNORTH GROUP, INC.                   COM      06646R107    10,580     474,000 SH        SOLE                474,000
BAXTER INTERNATIONAL                    COM      071813109    28,075     510,000 SH        SOLE                510,000
BEA SYSTEMS INC.                        COM      073325102     3,548     370,000 SH        SOLE                370,000
BELLSOUTH CORP.                         COM      079860102    18,282     440,000 SH        SOLE                440,000
BLACK & DECKER CORP.                    COM      091797100     9,360     300,000 SH        SOLE                300,000
BLACK HILLS CORP.                       COM      092113109    16,939     555,000 SH        SOLE                555,000
BRISTOL MYERS SQUIBB                    COM      110122108     5,834     105,000 SH        SOLE                105,000
CALIPER TECHNOLOGIES                    COM      130876105     1,857     200,800 SH        SOLE                200,800
CALIPER TECHNOLOGIES                    PUT      130876905       224      24,200       PUT
CALPINE CORP.                           COM      131347106       912      40,000 SH        SOLE                 40,000
CALPINE CAPITAL TRUST                   PFD      131346207    13,395     182,250 SH        SOLE                182,250
CANADIAN NATIONAL RAILWAY.              COM      136375102     3,234      85,000 SH        SOLE                 85,000
CANADIAN NATIONAL RAILWAY 5.25% PFD    QUIDS     136375409     9,233     170,000 SH        SOLE                170,000
CINERGY CORP.                           COM      172474108     9,261     300,000 SH        SOLE                300,000
CISCO SYSTEMS, INC.                     COM      17275R102    22,350   1,835,000 SH        SOLE              1,835,000
CISCO SYTEMS, INC.                      CALL     17275R102       609      50,000      CALL
CITIGROUP INC.                          COM      172967101    16,241     401,023 SH        SOLE                401,023
COCA-COLA CO.                           COM      191216100     7,965     170,000 SH        SOLE                170,000
CORNING, INC.                           COM      219350105    10,319   1,170,000 SH        SOLE              1,170,000
CORNING, INC.                           CALL     219350901       441      50,000      CALL
DEAN FOODS CO.                          COM      242361103    13,875     300,000 SH          SOLE              300,000
DIAMONDCLUSTER INTER.                   COM      25278P106     4,654     472,500 SH          SOLE              472,500
DIAMONDCLUSTER INTER.                   PUT      25278P956       246      25,000       PUT
DUKE ENERGY CORP                        COM      264399106    13,437     355,000 SH          SOLE              355,000
DUKE ENERGY 8.25% UNITS                 PFD      264399585    10,520     400,000 SH          SOLE              400,000
ELAN CORP. PLC                          ADRS     284131208    26,647     550,000 SH          SOLE              550,000
ENGELHARD CORP.                         COM      292845104    12,243     530,000 SH          SOLE              530,000
ENRON CORP.                             COM      293561106    12,254     450,000 SH          SOLE              450,000
ERICSSON (L.M.) TELEPHONE CO.           COM      294821400     6,980   2,000,000 SH          SOLE            2,000,000
EXXON MOBIL CORP.                       COM      30231G102    12,483     316,836 SH          SOLE              316,836
FEDERAL HOME LOAN MORTGAGE CORP.        COM      313400301    22,425     345,000 SH          SOLE              345,000
GENENTECH, INC.                         COM      368710406    17,600     400,000 SH          SOLE              400,000
GENERAL ELECTRIC CO.                    COM      369604103    61,380   1,650,000 SH          SOLE            1,650,000
GLAXOSMITHKLINE PLC                     COM      37733W105    14,050     250,360 SH          SOLE              250,360
GLOBAL CROSSING 6.75% CV                PFD      G3921A134     1,400      40,000 SH          SOLE               40,000
GREENPOINT FINANCIAL CORP.              COM      395384100    15,268     435,000 SH          SOLE              435,000
HCA INC.                                COM      404119109    17,281     390,000 SH          SOLE              390,000
HERSHEY FOODS CORP                      COM      427866108     7,191     110,000 SH          SOLE              110,000
HUMAN GENOME SCIENCES                   COM      444903108     6,162     200,000 SH          SOLE              200,000
ITT INDUSTRIES                          COM      450911102    15,904     355,000 SH          SOLE              355,000
INTEL CORP.                             COM      458140100    14,069     690,000 SH          SOLE              690,000
INVESTORS FINANCIAL SERV. CORP.         COM      461915100    29,396     510,000 SH          SOLE              510,000
INVESTORS FINANCIAL SERV. CORP.         CALL     461915901     2,594      45,000      CALL
IVEX PACKAGING CORP.                    COM      465855104     8,866     520,000 SH          SOLE              520,000
JOHNSON & JOHNSON                       COM      478160104    19,944     360,000 SH          SOLE              360,000
KEYSPAN CORP.                           COM      49337W100    13,296     400,000 SH          SOLE              400,000
LILLY (ELI) & CO.                       COM      532457108    15,333     190,000 SH          SOLE              190,000
LUCENT TECHNOLOGIES INC.                COM      549463107     2,292     400,000 SH          SOLE              400,000
MEAD CORP.                              COM      582834107    11,072     400,000 SH          SOLE              400,000
MELLON BANK CORP.                       COM      58551A108    13,579     420,000 SH          SOLE              420,000
MERCK & CO., INC.                       COM      589331107    16,650     250,000 SH          SOLE              250,000
MINNESOTA MINING & MFG                  COM      604059105    28,044     285,000 SH          SOLE              285,000
MIRANT CORP                             COM      604675108     8,760     400,000 SH          SOLE              400,000
MOTOROLA, INC.                          COM      620076109     7,732     495,622 SH          SOLE              495,622
NEXTEL COMMUNICATIONS, INC.             COM      65332V103     9,006   1,040,000 SH          SOLE            1,040,000
NEXTEL COMM, INC. 5.25%DUE 1/15/2010    DEB      65332VA49     4,738  10,000,000 PRIN        SOLE           10,000,000
NOKIA CORP. PFD                         ADRS     654902204    28,796   1,840,000 SH          SOLE            1,840,000
NOKIA CORP. PFD                         CALL     654902801       704      45,000      CALL
NORTHWESTERN CORP.                      COM      668074107    11,000     500,000 SH          SOLE              500,000
ORACLE CORP                             COM      68389X105    14,844   1,180,000 SH          SOLE            1,180,000
ORION POWER HOLDINGS                    COM      686286105    18,156     712,000 SH          SOLE              712,000
PEPSICO, INC.                           COM      713448108    15,278     315,000 SH          SOLE              315,000
PETROLEUM & RESOURCES CORP.             COM      716549100    43,366   1,913,761 SH          SOLE            1,913,761
PFIZER,INC.                             COM      717081103     6,617     165,000 SH          SOLE              165,000
PHARMACIA CORP.                         COM      71713U102    14,962     368,900 SH          SOLE              368,900
PHILADELPHIA SUBURBAN CORP              COM      718009608     3,466     132,000 SH          SOLE              132,000
PROCTER & GAMBLE CO.                    COM      742718109    12,374     170,000 SH          SOLE              170,000
PROVIDENT BANKSHARES CORP.              COM      743859100     6,935     335,021 SH          SOLE              335,021
QRS CORP.                               COM      74726X105     3,507     417,500 SH          SOLE              417,500
QWEST COMM. INTL INC 5.75% DUE 2003    TRENDS    74912L105    18,427     538,000 SH          SOLE              538,000
RCN CORP                                COM      749361101       896     280,000 SH          SOLE              280,000
SBC COMMUNICATIONS INC.                 COM      78387G103    32,984     700,000 SH          SOLE              700,000
SAPIENT CORP                            COM      803062108     4,428   1,150,000 SH          SOLE            1,150,000
SIEBEL SYSTEMS INC.                     COM      826170102     2,537     195,000 SH          SOLE              195,000
SIEBEL SYSTEMS INC.                     PUT      926170952       195      15,000       PUT
SOLECTRON CORP.                         COM      834182107    23,300   2,000,000 SH          SOLE            2,000,000
SUN MICROSYSTEMS INC.                   COM      866810104     4,259     515,000 SH          SOLE              515,000
SYMANTEC CORP.                          COM      871503108     6,327     182,500 SH          SOLE              182,500
TECO ENERGY, INC                        COM      872375100    17,615     650,000 SH          SOLE              650,000
TIFFANY & COMPANY                       COM      886547108     7,578     350,000 SH          SOLE              350,000
TIME WARNER TELECOM                     COM      887319101     2,933     404,500 SH          SOLE              404,500
UNITED PARCEL SERVICE                   COM      911312106    15,594     300,000 SH          SOLE              300,000
UNITED PARCEL SERVICE                   PUT      911312905       780      15,000       PUT
UNITED TECHNOLOGIES                     COM      913017109    18,600     400,000 SH          SOLE              400,000
VERTEX PHARMACEUTICALS INC.             COM      92532F100     4,474     248,016 SH          SOLE              248,016
VODAFONE AIRTOUCH PLC                   ADRS     92857W100    10,818     492,614 SH          SOLE              492,614
WACHOVIA CORP.                          COM      929903102    11,780     380,000 SH          SOLE              380,000
WELLS FARGO & CO.                       COM      949746101    24,448     550,000 SH          SOLE              550,000
WILLIAMS COMPANIES, INC.                COM      969457100    13,650     500,000 SH          SOLE              500,000
WILMINGTON TRUST CORP.                  COM      971807102    11,592     210,000 SH          SOLE              210,000
                                                           1,290,749

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